Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2011	$ 5,488,336	$ 90,523	$ 668,332	$ 6,891,407	$ (450,990)	$ (1,815,418)	$ 104,482
Net income	1,155,492			1,151,823			3,669
Other Comprehensive Income (Loss), Net of Tax	(990,517)				(964,910)		(25,607)
Dividends paid	(240,654)			(233,168)			(7,486)
Stock incentive plan activity	87,911		45,532	(22,887)		65,266
Acquisition activity	(139,458)		(73,615)				(65,843)
Shares purchased at cost	(455,380)					(455,380)
Ending Balance at Jun. 30, 2012	4,905,730	90,523	640,249	7,787,175	(1,415,900)	(2,205,532)	9,215
Net income	948,784			948,427			357
Other Comprehensive Income (Loss), Net of Tax	306,296				308,067		(1,771)
Dividends paid	(255,009)			(254,283)			(726)
Stock incentive plan activity	93,696		(34,678)	(60,049)		188,423
Acquisition activity	(839)		3,181				(4,020)
Shares purchased at cost	(257,177)					(257,177)
Ending Balance at Jun. 30, 2013	5,741,481	90,523	608,752	8,421,270	(1,107,833)	(2,274,286)	3,055
Net income	1,041,418			1,041,048			370
Other Comprehensive Income (Loss), Net of Tax	284,312				284,335		(23)
Dividends paid	(278,244)			(278,222)			(22)
Stock incentive plan activity	73,841		(13,254)	(9,907)		97,002
Shares purchased at cost	(200,000)					(200,000)
Ending Balance at Jun. 30, 2014	$ 6,662,808	$ 90,523	$ 595,498	$ 9,174,189	$ (823,498)	$ (2,377,284)	$ 3,380